Subsequent Events (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Total lease liability		$ 11,262
Subsequent Event
Subsequent Event [Line Items]
Term of contract	94 months
Total lease liability	$ 7,300